SHAREHOLDERS' EQUITY (Schedule of Share Capital) (Details)	Jun. 30, 2022 ILS (₪) shares	Jun. 30, 2022 USD ($) shares	Dec. 31, 2021 ILS (₪) shares	Dec. 31, 2021 USD ($) shares
Number of Ordinary Shares
Authorized share capital	1,500,000,000	1,500,000,000	1,500,000,000	1,500,000,000
Issued and paid-up share capital	718,283,665	718,283,665	715,156,008	715,156,008
Authorized share capital | ₪	₪ 150,000,000		₪ 150,000,000
Issued and paid-up share capital	₪ 71,828,367	$ 21,157,309	₪ 71,515,600	$ 21,066,368